Net Pension Cost of Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 3,305	¥ 3,173	¥ 3,015
Interest cost	1,128	1,063	1,140
Expected return on plan assets	(2,034)	(1,826)	(1,823)
Amortization of transition obligation	53	53	53
Amortization of net actuarial loss	777	1,447	1,175
Amortization of prior service credit	(1,259)	(1,168)	(1,193)
Net periodic pension cost	1,970	2,742	2,367
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,654	41	34
Interest cost	1,684	189	199
Expected return on plan assets	(2,389)	(223)	(196)
Amortization of transition obligation	3	3	3
Amortization of net actuarial loss	60	49	43
Amortization of prior service credit	(3)	0	0
Net periodic pension cost	¥ 1,009	¥ 59	¥ 83